Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common Shares - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Common Shares
Outstanding, beginning of year (in shares)	1,825,038	1,871,868
Issued Under the MEG Acquisition, Net of Issuance Costs (in shares)	143,935	0
Issued Upon Exercise of Warrants (in shares)	2,471	3,982
Issued Under Stock Option Plans (in shares)	1,394	5,049
Purchase of Common Shares under NCIB (in shares)	(89,438)	(55,861)
Outstanding, end of year (in shares)	1,883,400	1,825,038
Amount
Outstanding, Beginning of Year	$ 15,659	$ 16,031
Issued Under the MEG Acquisition, Net of Issuance Costs (Note 4)	3,667	0
Issued Upon Exercise of Warrants	24	39
Issued Under Stock Option Plans	20	68
Purchase of Common Shares under NCIB	(771)	(479)
Outstanding, End of Year	$ 18,599	$ 15,659